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--------------------------------------------------------------------------------



                                ANNUAL REPORT
                              DECEMBER 31, 1997



--------------------------------------------------------------------------------

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                              VALUE
SHARES                                       (Note 1)
-------                                     ----------
COMMON STOCKS (91.7%)
          ADVERTISING (0.2%)
  1,500   Mastering*......................  $   13,688
                                            ----------
          AUTOMOTIVE (2.4%)
  1,800   Bandag, Class A.................      86,175
  3,800   Exide...........................      98,325
                                            ----------
                                               184,500
                                            ----------
          BANKING (5.3%)
  2,000   Bank United, Class A............      97,875
  3,700   Dime Bancorp., Inc. ............     111,925
  5,100   Golden State Bancorp*...........     190,613
                                            ----------
                                               400,413
                                            ----------
          BEVERAGES, FOOD & TOBACCO (3.2%)
  3,700   DiMon...........................      97,125
  4,200   Ralcorp Holdings*...............      71,138
  1,500   Robert Mondavi, Class A*........      73,125
                                            ----------
                                               241,388
                                            ----------
          BUILDING MATERIALS (2.7%)
  4,100   Calmat..........................     114,288
  2,400   Martin Marietta Materials.......      87,750
                                            ----------
                                               202,038
                                            ----------
          CHEMICALS (2.8%)
  6,200   Calgon Carbon...................      66,650
  2,500   Standard Products...............      64,063
  5,100   Vivid Technologies*.............      80,963
                                            ----------
                                               211,676
                                            ----------
          COMMERCIAL SERVICES (9.5%)
  3,000   Administaff*....................      77,625
  2,300   Advance Paradigm*...............      73,025
  4,800   A.C. Nielson*...................     117,000
  4,000   Boron Lepore & Associates*......     110,000
  4,900   Metromail*......................      87,588
  1,300   National Service Industries.....      64,431
  2,000   Stewart Enterprises.............      93,250
  2,600   Wallace Computer Services.......     101,075
                                            ----------
                                               723,994
                                            ----------
          COMMUNICATIONS (1.6%)
  2,400   Cable Design Technologies*......      93,300
  2,000   Geotel Communications*..........      31,250
                                            ----------
                                               124,550
                                            ----------
          COMPUTERS & INFORMATION (7.4%)
  2,600   EMC*............................      71,338
  3,900   Gerber Scientific...............      77,513
  9,900   Intergraph*.....................      99,000
  3,800   Saville Systems, ADR*...........     157,700
  6,700   Scitex*.........................      80,819
  2,016   Sterling Commerce*..............      77,490
                                            ----------
                                               563,860
                                            ----------
          COMPUTER SOFTWARE &
            PROCESSING (8.7%)
  2,200   Cambridge Technology
          Partners*.......................      91,575
  1,000   CBT Group*......................      82,125
  2,200   HNC Software*...................      94,600
  2,500   Keane*..........................     101,563
  1,600   Policy Management System*.......     111,300
  8,000   PSW Technologies*...............     116,000
  1,600   Wind River Systems*.............      63,500
                                            ----------
                                               660,663
                                            ----------
          ELECTRONICS (3.8%)
  1,200   Commscope*......................  $   16,125
  4,300   Magnetek*.......................      83,850
    990   Sanmina*........................      67,073
  4,000   Sipex Corporation*..............     121,000
                                            ----------
                                               288,048
                                            ----------
          ENTERTAINMENT & LEISURE (1.0%)
  2,000   Cinar Films, Class B*...........      77,750
                                            ----------
          FINANCIAL SERVICES (5.6%)
  2,325   First Security..................      97,359
  4,300   Life USA Holdings*..............      72,563
  2,400   Meditrust.......................      87,900
  1,200   Seacor Smit*....................      72,300
  6,000   T&W Financial*..................      99,750
                                            ----------
                                               429,872
                                            ----------
          HEALTH CARE PROVIDERS (1.0%)
  8,000   Dianon Systems*.................      75,000
                                            ----------
          HEAVY INDUSTRY (2.5%)
  4,200   Comfort Systems USA*............      82,950
  2,299   Flowserve.......................      64,228
  2,700   Global Industrial
          Technologies*...................      45,731
                                            ----------
                                               192,909
                                            ----------
          HOME CONSTRUCTION, FURNISHINGS &
          APPLIANCE (2.2%)
  1,600   Herman Miller...................      87,300
  1,900   LA-Z-Boy Chair..................      81,938
                                            ----------
                                               169,238
                                            ----------
          INDUSTRIAL (3.9%)
  3,000   CN Biosciences*.................      75,000
  3,000   General Cable...................     108,563
  2,800   Wesley Jessen Visioncare*.......     109,200
                                            ----------
                                               292,763
                                            ----------
          INSURANCE (2.0%)
    900   HSB Group.......................      49,669
  2,700   Western National................      79,988
  1,900   Willis Coroon Group, ADR........      23,394
                                            ----------
                                               153,051
                                            ----------
          MEDIA--BROADCASTING & PUBLISHING
          (4.4%)
  1,700   American Radio Systems*.........      90,622
  1,100   Central Newspapers, Class A.....      81,331
  7,100   Hollinger International.........      99,400
  2,100   Lee Enterprises.................      62,081
                                            ----------
                                               333,434
                                            ----------
          MEDICAL (0.7%)
  3,300   Atria Communities*..............      56,513
                                            ----------
          MEDICAL SUPPLIES (2.2%)
  3,100   EG&G............................      64,519
  6,100   Elsag Bailey*...................     100,650
                                            ----------
                                               165,169
                                            ----------
          METALS (1.0%)
  1,700   Harsco..........................      73,313
                                            ----------
          OIL & GAS (3.7%)
  2,800   Equitable Resources.............      99,050
 11,000   Grey Wolf*......................      59,125
  2,700   Nabors Industries*..............      84,881
  2,800   Quaker State....................      39,900
                                            ----------
                                               282,956
                                            ----------

    The accompanying notes are an integral part of the financial statements.

EMERGING GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
SHARES                                       (Note 1)
-------                                     ----------
COMMON STOCKS--CONTINUED
          PHARMACEUTICALS (1.3%)
  5,300   Digene*.........................  $   45,713
  7,000   Sequus Pharmaceuticals*.........      52,063
                                            ----------
                                                97,776
                                            ----------
          REAL ESTATE (2.4%)
  2,300   Arden Realty Group..............      70,725
  2,500   CCA Prison Realty Trust.........     111,563
                                            ----------
                                               182,288
                                            ----------
          RETAILERS (2.5%)
 11,500   Charming Shoppes................      53,906
  2,600   Stanhome........................      66,788
  3,000   Zale*...........................      69,000
                                            ----------
                                               189,694
                                            ----------
          TEXTILES, CLOTHING & FABRICS
          (1.8%)
  2,200   Albany International............      50,600
  7,100   Stride Rite.....................      85,200
                                            ----------
                                               135,800
                                            ----------
          TRANSPORTATION (5.9%)
  2,000   Alexander & Baldwin.............      54,625
  6,800   Fritz Companies*................      94,775
  4,400   JB Hunt Transportation
          Services........................      82,500
  3,800   Knightsbridge Tankers...........     107,588
  4,300   Newport News Shipbuilding.......     109,381
                                            ----------
                                               448,869
                                            ----------
TOTAL COMMON STOCKS (COST $5,405,843).....
                                            $6,971,213
                                            ----------
TOTAL INVESTMENTS AT VALUE (91.7%) (COST
$5,405,843)(a)............................   6,971,213
CASH AND OTHER ASSETS NET OF LIABILITIES
(8.3%)....................................     629,084
                                            ----------
NET ASSETS (100.0%).......................  $7,600,297
                                            ==========

-----------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $5,406,241, resulting in gross unrealized appreciation and depreciation of $1,689,435 and $124,463, respectively and net unrealized appreciation of $1,564,972.
ADR - American Depositary Receipt

--------------------------------------------------------------------------------
INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                              VALUE
  SHARES                                     (Note 1)
----------                                  ----------
COMMON STOCKS (94.6%)
             ARGENTINA (0.0%)
         1   Compania Naviera Perez
               Companc....................  $        7
                                            ----------
             AUSTRIA (0.6%)
       950   Erste Banks..................      47,344
                                            ----------
             BRAZIL (1.1%)
     1,900   Cia Paranaense Energy, ADR...      26,006
   292,000   Saneamento Basico............      69,334
                                            ----------
                                                95,340
                                            ----------
             CANADA (3.5%)
       865   BCE..........................      28,961
     1,886   Canadian Imperial Bank of
               Commerce...................      58,725
       300   Newbridge Networks*..........      10,548
       200   Northern Telecom.............      17,829
     2,350   Petro-Canada.................      43,164
     1,320   Royal Bank of Canada.........      69,960
     1,500   Suncor Energy................      51,429
       630   Talisman Energy..............      18,735
                                            ----------
                                               299,351
                                            ----------
             CHILE (1.0%)
     1,325   Chilectra ADR................      33,844
     1,620   Compania De
               Telecomunicaciones ADR.....      48,398
                                            ----------
                                                82,242
                                            ----------
             DENMARK (0.8%)
       181   Den Danske Bank..............  $   24,127
     3,160   Sas Danmark..................      46,136
                                            ----------
                                                70,263
                                            ----------
             FINLAND (0.8%)
     1,804   Pohjola Insurance, Class B...      66,899
                                            ----------
             FRANCE (12.3%)
       322   Accor........................      59,888
     1,023   Alcatel Alsthom..............     130,075
     1,226   AXA..........................      94,897
     1,022   Banque National De Paris.....      54,340
     1,047   Cap Gemini...................      85,880
     1,424   Credit Commercial De
               France.....................      97,632
     1,921   France Telecom...............      69,701
     1,715   Lagardere Groupe.............      56,725
     2,091   Renault*.....................      58,839
     2,854   Rhone Poulenc Series A.......     127,888
       731   Societe National
               Elf-Aquitaine..............      85,049
       724   Suez Lyonnaise Des Eaux-
               Dumex......................      80,144
       482   Total S.A., Series B.........      52,474
                                            ----------
                                             1,053,532
                                            ----------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
  SHARES                                     (Note 1)
----------                                  ----------
COMMON STOCKS--CONTINUED
             GERMANY (3.8%)
     1,246   Bayerische Vereinsbank.......  $   81,565
       204   Mannesmann...................     103,135
     1,491   Rhein-Westfael
               Elektricitaet..............      80,023
       667   Schering.....................      64,363
                                            ----------
                                               329,086
                                            ----------
             GREAT BRITAIN (28.2%)
     1,000   Airtours.....................      20,375
     3,900   Allied Irish Banks...........      37,213
     7,203   Amvesco......................      61,636
    24,970   Avis Europe..................      71,391
     8,622   Boots........................     124,176
     4,120   British Aerospace............     117,456
    17,226   British Gas..................      77,558
     6,855   British Petroleum............      90,730
     8,400   Compass Group................     103,380
     8,430   CRH*.........................      97,793
     1,725   GKN..........................      35,345
     4,312   Glaxo Wellcome...............     102,841
     8,892   Great Universal Stores.......     112,066
     6,995   JJB Sports...................      75,514
     8,992   Lloyds TSB Group.............     117,028
     3,441   Mercury Assets Management
               Group......................      96,133
     5,683   National Westminster Bank....      95,061
     8,178   Next.........................      93,387
     7,275   Railtrack Group..............     115,594
    14,572   Royal & Sun Alliance
               Insurance Group............     146,777
    12,170   Sainsbury (J) Finance PLC....     101,785
    13,492   Shell Transport & Trading....      94,663
     1,760   Siebe........................      34,562
    10,061   Tesco........................      81,832
     9,124   Unilever.....................      78,514
     2,200   Virgin Express Holdings,
               ADR........................      45,650
    17,596   Vodafone Group...............     126,927
    16,627   WPP Group....................      73,219
                                            ----------
                                             2,428,606
                                            ----------
             IRELAND (1.2%)
     6,500   Bank Of Ireland..............      99,756
                                            ----------
             ISRAEL (0.7%)
     1,500   ECI Telecommunications.......      38,250
       190   Geotek Communications........         291
       500   Teva Pharmaceutical
               Industries, ADR............      23,656
                                            ----------
                                                62,197
                                            ----------
             ITALY (6.2%)
     4,010   Assicurazione Generali.......      98,733
    38,235   Credito Italiano.............     118,338
    91,868   Montedison...................      82,411
    19,700   Stet RISP*...................      86,611
    22,100   Telecom Italia Mobile........     102,025
     6,785   Telecom Italia...............      43,427
                                            ----------
                                               531,545
                                            ----------
             JAPAN (10.0%)
       500   Acom.........................      27,570
     1,000   Aoyama Trading...............      16,925
     2,600   Bank of Tokyo................      35,841
     2,000   Bridgestone..................      43,347
     1,000   Canon........................      23,282
     4,000   Fujitsu......................      42,887
     1,000   Fuji Photo Film..............  $   38,292
     1,000   Honda Motor..................      36,684
         2   Japan Tobacco................      14,183
     2,000   Kao..........................      28,796
       600   Konami Company...............      14,750
     3,000   Minebea......................      32,165
     2,000   Mitsubishi Estate............      21,750
     3,000   Mitsubishi Trust & Bank......      30,098
       300   Nintendo.....................      29,638
     2,000   Nippon Comsys................      24,660
         8   Nippon Telegraph and
               Telephone..................      34,310
       100   Nippon Television Network....      29,332
     1,000   Nomura Securities............      13,326
       460   Promise Company..............      25,506
     1,000   Sankyo.......................      22,592
     2,000   Sekisui House................      12,851
       500   Sony.........................      44,419
     1,000   TDK..........................      75,359
     2,000   Terumo.......................      29,408
     1,600   Tokyo Electric Power.........      29,163
     2,000   Toyota Motor.................      57,285
     1,000   Yamanouchi Pharmaceutical....      21,444
                                            ----------
                                               855,863
                                            ----------
             MEXICO (2.9%)
    11,800   Cemex, Class B*..............      62,725
    11,315   Fomento Economico Mexicano,
               Class B....................      90,991
    20,400   Kimberly-Clark Mexico, Series
               A..........................      96,559
                                            ----------
                                               250,275
                                            ----------
             NETHERLANDS (4.7%)
     1,190   Ahrend.......................      37,406
     1,010   Benckiser....................      41,815
     2,650   Ing Groep....................     111,675
     1,876   Koninklijke PTT Nederland NV...     78,317
       872   Philips Electronics..........      52,324
     2,880   Verenigde Nederlandse........      81,291
                                            ----------
                                               402,828
                                            ----------
             NORWAY (0.2%)
     1,086   Sas Norge, Class B...........      15,151
                                            ----------
             PORTUGAL (0.5%)
       200   Portugal Telecom, ADR........       9,400
       800   Portugal Telecom.............      37,120
                                            ----------
                                                46,520
                                            ----------
             RUSSIA (0.8%)
       300   AO Tatneft ADR...............      42,633
     2,875   JSC Surgutneftegaz ADR.......      29,386
                                            ----------
                                                72,019
                                            ----------
             SPAIN (1.5%)
     1,535   Banco Popular Espanola.......     107,304
       853   Sol Melia....................      34,154
                                            ----------
                                               141,458
                                            ----------
             SWEDEN (3.3%)
       635   Electrolux...................      44,084
    11,600   Nordbanken Holding*..........      65,623
     1,400   Skandia Forsaekrings.........      66,059
     4,634   Forenings Sparbanken.........     105,387
                                            ----------
                                               281,153
                                            ----------

    The accompanying notes are an integral part of the financial statements.

INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                              VALUE
  SHARES                                     (Note 1)
----------                                  ----------
COMMON STOCKS--CONTINUED
             SWITZERLAND (9.5%)
        14   Julius Baer Holdings.........  $   25,945
        29   Kuoni Reisen Holdings........     108,575
        61   Liechtenstein Global Trust...      37,751
       118   Novartis.....................     191,966
       131   Rentenenstalt................     102,750
        14   Roche Holding................      69,433
        59   Sairgroup*...................      80,692
       302   Schweizerische Bankverein*...      93,759
        36   Swiss Reinsurance............      67,256
        27   Union Bank of Switzerland....      38,995
                                            ----------
                                               817,122
                                            ----------
             RUSSIA (0.5%)
     1,300   Lukoil Holdings..............      40,351
                                            ----------
             VENEZUELA (0.5%)
     1,000   Cia Anonima Nacional
               Telefonos De Venezuela
               ADR*.......................      41,625
                                            ----------
TOTAL COMMON STOCKS (COST $7,344,334).....
                                             8,130,533
                                            ----------
                   PREFERRED STOCKS (2.6%)
             BRAZIL (0.0%)
    55,000   Cia Paranaense De Energia
               PFB........................         747
                                            ----------
             GERMANY (2.6%)
     1,875   Henkel.......................  $  118,361
       314   Sap..........................     102,775
                                            ----------
                                               221,136
                                            ----------
TOTAL PREFERRED STOCKS (COST $187,288)....     221,883
                                            ----------
TOTAL INVESTMENTS AT VALUE (97.2%) (COST
$7,531,622)(a)............................   8,352,416
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.8%)....................................     241,047
                                            ----------
NET ASSETS (100.0%).......................  $8,593,463
                                            ==========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $7,577,991, resulting in gross unrealized appreciation and depreciation of $999,459 and $225,034, respectively, and net unrealized appreciation of $774,425.
ADR - American Depositary Receipt
PFB - Preferred Shares -- Class B
RISP - Risparmio (Italian "Savings Shares")

--------------------------------------------------------------------------------
GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                               VALUE
 SHARES                                      (Note 1)
---------                                   -----------
COMMON STOCKS (97.0%)
            AEROSPACE & DEFENSE (3.0%)
   4,700    Rockwell International........  $   245,575
  10,700    T R W.........................      571,113
                                            -----------
                                                816,688
                                            -----------
            AUTOMOTIVE (5.8%)
   7,500    Dana..........................      356,250
   5,900    Echlin........................      213,506
  11,600    Ford Motor....................      564,775
   8,600    Meritor Automotive............      181,138
   5,100    Paccar........................      267,750
                                            -----------
                                              1,583,419
                                            -----------
            BANKING (12.7%)
   1,100    Centura Banks.................       75,900
   4,800    Chase Manhattan...............      525,600
   1,700    First American................       84,575
   7,900    First Commerce................      531,275
   1,100    First Tennessee National......       73,425
   7,200    Firstar.......................      305,550
   8,600    Key...........................      608,988
   9,100    Nationsbank...................      553,394
  11,000    North Folk Bancorp............      369,188
   2,800    US Bancorp....................      313,425
                                            -----------
                                              3,441,320
                                            -----------
            BEVERAGES, FOOD & TOBACCO
            (7.6%)
   3,800    General Mills.................  $   272,175
  11,900    Heinz (H. J.).................      604,669
  13,600    Philip Morris Companies.......      616,250
   9,600    Unilever, ADR.................      599,400
                                            -----------
                                              2,092,494
                                            -----------
            CHEMICALS (6.7%)
   2,900    Akzo NV, ADR..................      251,938
   3,900    Betzdearborn..................      238,144
   2,200    Dow Chemical Company..........      223,300
   5,100    Eastman Chemical Company......      303,769
   8,500    Imperial Chemical
              Industries, ADR.............      551,969
   5,700    Olin..........................      267,188
                                            -----------
                                              1,836,308
                                            -----------
            COMMERCIAL SERVICES (6.3%)
   1,500    Browning-Ferris Industries....       55,500
   9,800    Cinergy.......................      375,463
   7,000    CMS Energy....................      308,438
   9,400    Duke Energy...................      520,525
   8,300    Pacificorp....................      226,694
   7,800    Unicom Corporation............      239,850
                                            -----------
                                              1,726,470
                                            -----------
            COSMETICS & PERSONAL CARE
            (0.9%)
   4,200    Avon Products.................      257,775
                                            -----------

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

                                               VALUE
 SHARES                                      (Note 1)
---------                                   -----------

COMMON STOCKS--CONTINUED
            ELECTRIC UTILITIES (1.3%)
   5,600    Entergy.......................  $   167,650
   2,100    Southern......................       54,338
   4,700    Wisconsin Energy..............      135,125
                                            -----------
                                                357,113
                                            -----------
            ELECTRONICS (1.4%)
   4,700    AMP...........................      197,400
   4,000    Thomas & Betts................      189,000
                                            -----------
                                                386,400
                                            -----------
            FINANCIAL SERVICES (8.7%)
   5,100    Corestates Financial..........      408,319
   2,500    Federal National Mortgage
              Association.................      142,645
   5,100    First Union...................      261,375
   1,900    Fleet Financial Group.........      142,381
  15,300    HomeCorp*.....................      447,525
   1,100    J P Morgan....................      124,163
   5,300    Meditrust.....................      194,113
   5,600    Nationwide Health
            Properties....................      142,800
   5,600    Old Kent Financial............      221,900
  12,000    Security Capital Industrial
            Trust.........................      298,500
                                            -----------
                                              2,383,721
                                            -----------
            FOREST PRODUCTS & PAPER (6.8%)
   4,900    Boise Cascade.................      148,225
   4,500    Georgia-Pacific (Timber
            Group)*.......................      102,094
   4,800    Georgia-Pacific...............      291,600
   8,800    Kimberly-Clark................      433,950
   4,800    Louisiana Pacific.............       91,200
  13,700    Mead..........................      383,600
   5,100    Westvaco......................      160,331
   5,100    Weyerhauser...................      250,219
                                            -----------
                                              1,861,219
                                            -----------
            HOME CONSTRUCTION, FURNISHINGS
            & APPLIANCES (1.0%)
   4,800    Whirlpool.....................      264,000
                                            -----------
            INSURANCE (2.6%)
   2,200    Exel Limited..................      139,425
   5,100    Lincoln National..............      398,438
   3,300    Mid Ocean.....................      179,025
                                            -----------
                                                716,888
                                            -----------
            MEDICAL SUPPLIES (0.7%)
   4,000    Baxter International..........      201,750
                                            -----------
            METALS (2.3%)
   9,600    Allegheny Teledyne............      248,400
   6,400    Freeport McMoran Copper &
              Gold........................       98,000
   8,700    Oregon Steel Mills............      185,419
   1,700    Phelps Dodge..................      105,825
                                            -----------
                                                637,644
                                            -----------
            OFFICE EQUIPMENT (2.3%)
   8,600    Xerox.........................      634,788
                                            -----------
            OIL & GAS (7.4%)
   6,300    Elf Aquitaine, ADR............  $   369,338
   4,100    MCN Energy Group..............      165,538
   8,000    Texaco........................      435,000
   4,500    Total S.A., ADR...............      249,750
  16,000    Williams Companies............      454,000
  10,000    YPF Sociedad Anonima ADR......      341,875
                                            -----------
                                              2,015,501
                                            -----------
            PHARMACEUTICALS (4.0%)
   5,400    American Home Products........      413,100
   3,900    Merck.........................      414,375
   2,600    Zeneca Group, ADR.............      280,800
                                            -----------
                                              1,108,275
                                            -----------
            RETAILERS (4.5%)
   5,100    J.C. Penney Company...........      307,594
   3,700    May Department Stores.........      194,944
   4,300    Mercantile Stores.............      261,763
   3,900    Rite Aid......................      228,881
   5,400    Sears Roebuck.................      244,350
                                            -----------
                                              1,237,532
                                            -----------
            TELEPHONE SYSTEMS (10.1%)
   5,900    Alltel........................      242,269
   4,900    Bell Atlantic.................      445,900
   5,500    Bellsouth.....................      309,719
   8,300    Frontier......................      199,719
  10,300    GTE...........................      538,175
   9,800    SBC Communications............      717,850
   5,100    Sprint........................      298,988
                                            -----------
                                              2,752,620
                                            -----------
            TRANSPORTATION (0.9%)
   4,400    CSX...........................      237,600
                                            -----------
TOTAL COMMON STOCKS
(COST $24,433,029)........................   26,549,525
                                            -----------


PRINCIPAL
 AMOUNT
--------
CONVERTIBLE CORPORATE BONDS (COST
$249,000) (0.9%)
            ENTERTAINMENT & LEISURE (0.9%)
$249,000    Loews, 3.125%, 09/15/07.......      246,510
                                            -----------
TOTAL INVESTMENTS AT VALUE (97.9%)
(COST $24,682,029)(a).....................   26,796,035
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.1%)....................................      577,478
                                            -----------
NET ASSETS (100.0%).......................  $27,373,513
                                            ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $24,682,029, resulting in gross unrealized appreciation and depreciation of $2,943,104 and $829,098, respectively, and net unrealized appreciation of $2,114,006.
ADR - American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                               VALUE
 SHARES                                       (Note 1)
---------                                    ----------
COMMON STOCKS (60.5%)
            ADVERTISING (1.6%)
   2,100    WPP Group......................  $   94,763
                                             ----------
            AEROSPACE & DEFENSE (3.3%)
   1,800    Boeing.........................      88,088
   1,100    Lockheed Martin................     108,350
                                             ----------
                                                196,438
                                             ----------
            AIRLINES (2.0%)
     900    AMR*...........................     115,650
                                             ----------
            BANKING (3.4%)
     800    Citicorp.......................     101,150
     300    Wells Fargo....................     101,831
                                             ----------
                                                202,981
                                             ----------
            BEVERAGES, FOOD & TOBACCO
            (2.7%)
   1,800    Diageo.........................      68,175
   1,900    McDonald's.....................      90,725
                                             ----------
                                                158,900
                                             ----------
            CHEMICALS (2.5%)
   3,600    Monsanto.......................     151,200
                                             ----------
            COMPUTERS & INFORMATION (1.2%)
   2,600    EMC*...........................      71,338
                                             ----------
            ELECTRONICS (10.0%)
   2,400    Adaptec*.......................      89,100
   1,100    Avnet..........................      72,600
   6,967    Commscope*.....................      93,619
   6,300    Nextlevel Systems*.............     112,613
   2,000    Solectron*.....................      83,125
   3,600    Ucar International*............     143,775
                                             ----------
                                                594,832
                                             ----------
            ENTERTAINMENT & LEISURE (3.3%)
   2,500    Polaroid.......................     121,719
   1,200    Time Warner....................      74,400
                                             ----------
                                                196,119
                                             ----------
            FINANCIAL SERVICES (11.5%)
   3,700    Countrywide Credit.............     158,638
   1,300    Federal National Mortgage
              Association..................      74,181
   2,200    Renaissancere Holdings.........      97,075
   5,300    Sabre Group Holding*...........     153,038
   2,700    Security Capital Group, Class
            B*.............................      87,750
   4,400    Security Capital Industrial
            Trust*.........................     109,450
                                             ----------
                                                680,132
                                             ----------
            HEALTH CARE PROVIDERS (1.8%)
   3,300    Tenet Healthcare*..............     109,313
                                             ----------
            HEAVY INDUSTRY (3.5%)
   1,400    Caterpillar....................      67,988
   4,000    Lucasvarity....................     139,500
                                             ----------
                                                207,488
                                             ----------
            INDUSTRIAL (1.8%)
   1,400    Armstrong World Industries.....     104,650
                                             ----------
            LODGING (1.2%)
   4,700    Homestead Village Property*....  $   70,794
                                             ----------
            METALS (1.2%)
   2,700    Allegheny Teledyne.............      69,863
                                             ----------
            OIL & GAS (2.4%)
   2,300    Anadarko Petroleum.............     139,581
                                             ----------
            REAL ESTATE (1.6%)
   2,800    Oakwood Homes..................      92,925
                                             ----------
            TELEPHONE SYSTEMS (2.4%)
   2,400    Sprint.........................     140,700
                                             ----------
            TEXTILES, CLOTHING & FABRICS
            (3.1%)
   9,600    Shaw Industries................     111,600
   1,700    Unifi..........................      69,169
                                             ----------
                                                180,769
                                             ----------
TOTAL COMMON STOCKS (COST $3,201,058).....
                                              3,578,436
                                             ----------


PRINCIPAL
 AMOUNT
--------
CORPORATE BONDS (14.7%)
            BANKING (5.3%)
$ 50,000    Bankers Trust-NY, 7.125%,
              03/15/06.....................      51,440
 100,000    BB&T, 7.25%, 06/15/07..........     105,210
 100,000    Chase Manhattan, 7.25%,
              06/01/07.....................     104,838
 358,385    Nykredit, 6.00%, 10/01/26......      51,005
                                             ----------
                                                312,493
                                             ----------
            BEVERAGES, FOOD & TOBACCO (1.1%)
  60,000    Coca-Cola Femsa, 8.95%,
              11/01/06.....................      62,583
                                             ----------
            ELECTRIC UTILITIES (1.6%)
  95,000    Financiera Energy, 9.375%,
              06/15/06.....................      95,742
                                             ----------
            FINANCIAL SERVICES (4.1%)
 100,000    Bonos Del Tesoro, 8.75%,
              05/09/02.....................      94,562
  40,000    G.E. Capital Management
              Service, 6.50%, 11/25/23.....      36,903
  44,500    G.E. Capital Management
              Service, 6.50%, 03/25/24.....      43,065
  69,000    Paine Webber Group, 7.00%,
              03/01/00.....................      69,927
                                             ----------
                                                244,457
                                             ----------
            METALS (1.7%)
 100,000    AK Steel, 9.125%, 12/15/06.....     102,500
                                             ----------
            OIL & GAS (0.9%)
  50,000    Petroleos Mexicanos, 8.85%,
              09/15/07.....................      49,500
                                             ----------
TOTAL CORPORATE BONDS
(COST $861,497)............................     867,275
                                             ----------

    The accompanying notes are an integral part of the financial statements.

BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                      VALUE
 AMOUNT                                       (Note 1)
---------                                    ----------
MORTGAGE BACKED SECURITIES (3.2%)
$ 20,000    Federal Home Loan Mortgage
              Corporation, 6.00%,
              03/15/08.....................  $   19,927
   9,359    Federal National Mortgage
              Association, 5.00%,
              10/25/03.....................       9,317
  45,000    Federal National Mortgage
              Association, 6.15%,
              10/25/07.....................      44,979
   3,066    Merrill Lynch Mortgage
              Investment, 9.70%,
              07/15/10.....................       3,122
  23,825    Merrill Lynch Mortgage
              Investment, 7.65%,
              01/15/12.....................      24,370
  40,000    Merrill Lynch Mortgage
              Investment, 7.09%,
              12/26/25.....................      40,800
  50,000    Prudential Home Mortgage
              Securities, 6.25%,
              04/25/24.....................      45,950
                                             ----------
TOTAL MORTGAGE BACKED SECURITIES
(COST $184,190)............................     188,465
                                             ----------
MUNICIPAL BONDS (4.3%)
  40,000    Baltimore Community Development
              Financing, 8.20%, 08/15/07...      44,000
   7,957    Denver Colorado City & County
              Single Family, 7.25%,
              12/01/10.....................       8,216
  20,000    Michigan State Job Development
              Authority, 7.10%, 05/01/98...      20,076
  15,000    New York City, New York,
              General Obligation, 9.75%,
              08/05/12.....................      16,238
  40,000    New York State Housing Finance
              Agency Service, 7.50%,
              09/15/03.....................      41,050
  50,000    Ohio Housing Financial Agency,
              7.90%, 10/01/14..............      53,188
  30,000    Oklahoma City Airport, 9.40%,
              11/01/10.....................      33,713
  40,000    Oregon State General
              Obligation, 6.90%,
              01/01/00.....................      40,267
                                             ----------
TOTAL MUNICIPAL BONDS
(COST $244,860)............................     256,748
                                             ----------
U.S. TREASURY OBLIGATIONS (13.0%)
$ 95,000    US Treasury Bond, 6.75%,
              08/15/26.....................  $  104,618
  65,000    US Treasury Note, 6.125%,
              08/31/98.....................      65,223
 100,000    US Treasury Note, 5.75%,
              10/31/00.....................     100,093
  50,000    US Treasury Note, 7.00%,
              07/15/06.....................      53,984
 100,000    US Treasury Bond, 6.25%,
              04/30/01.....................     101,563
 320,000    US Treasury Note, 7.25%,
              08/15/04.....................     345,875
                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $748,297)............................     771,356
                                             ----------
SOVEREIGN GOVERNMENT OBLIGATIONS (2.9%)
            AUSTRALIA (1.7%)
 143,000    Treasury Corp of Victoria,
            7.50%, 08/15/08................      99,865
                                             ----------
            GREAT BRITAIN (1.2%)
  37,000    UK Treasury, 8.00%, 12/07/15...      72,047
                                             ----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $178,474)............................     171,912
                                             ----------

  UNITS
--------
WARRANTS (0.0%)
            FINANCIAL SERVICES (0.0%)
     361    Security Capital Group.........       1,895
                                             ----------
TOTAL INVESTMENTS AT VALUE (98.6%)
(COST $5,418,376)(a).......................   5,836,087
CASH AND OTHER ASSETS NET OF LIABILITIES
(1.4%).....................................      83,614
                                             ----------
NET ASSETS (100.0%)........................  $5,919,701
                                             ==========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  * Non-income producing security.
(a) The aggregate identified cost for federal income tax purposes is $5,418,397, resulting in gross unrealized appreciation and depreciation of $493,644 and $75,954, respectively, and net unrealized appreciation of $417,690.

--------------------------------------------------------------------------------

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                 -----------
                   CORPORATE BONDS (34.8%)
             BEVERAGES, FOOD & TOBACCO
             (2.8%)
$  300,000   Specialty Foods, 11.125%,
               10/01/02..................  $   303,750
                                           -----------
             CASINOS (1.8%)
   200,000   Trump Atlantic City, 11.25%,
               05/01/06..................      195,000
                                           -----------
             CHEMICALS (7.2%)
$  200,000   Climachem, 10.75%,
               12/01/07..................  $   206,000
   300,000   Panoceanic Bulk, 12.00%,
               12/15/07..................      295,500
   250,000   Perry-Judd, 10.625%,
               12/15/07..................      260,000
                                           -----------
                                               761,500
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                 -----------
CORPORATE BONDS--CONTINUED
             COMPUTER SOFTWARE &
             PROCESSING (1.9%)
$  200,000   Details, 10.00%, 11/15/05...  $   204,500
                                           -----------
             ELECTRONICS (1.9%)
   200,000   High Voltage Engineering,
               10.50%, 08/15/04..........      207,500
                                           -----------
             ENTERTAINMENT & LEISURE
               (2.2%)
   250,000   Pen-Tab Industries, 10.875%,
               02/01/07..................      240,000
                                           -----------
             FOREST PRODUCTS & PAPER
               (2.4%)
   250,000   Riverwood International,
               10.625%, 08/01/07.........      253,750
                                           -----------
             HEAVY INDUSTRY (2.3%)
   250,000   United Auto Group, 11.00%,
               07/15/07..................      246,250
                                           -----------
             INDUSTRIAL (3.8%)
   200,000   Iowa Select Farms, 10.75%,
               12/01/05..................      205,250
   200,000   Werner Holdings, 10.00%,
               11/15/07..................      205,000
                                           -----------
                                               410,250
                                           -----------
             OIL & GAS (2.4%)
   250,000   Panaco, 10,625%, 10/01/04...      252,500
                                           -----------
             TELEPHONE SYSTEMS (6.1%)
   200,000   Hyperion Telecom, 12.25%,
               09/01/04..................      221,000
   200,000   Iridium LLC/Capital, 14.00%,
               07/15/05..................      217,000
   200,000   Primus Telecommunications,
               11.75%, 08/01/04..........      215,000
                                           -----------
                                               653,000
                                           -----------
TOTAL CORPORATE BONDS (COST
$3,653,486)..............................    3,728,000
                                           -----------
EUROBONDS (23.3%)
             BRAZIL (3.4%)
   400,000   Paging Network De Brazil,
               13.50%, 06/06/05..........      364,000
                                           -----------
             ECUADOR (4.3%)
   100,000   Conecel Holdings, 14.00%,
               10/01/00..................      100,000
   350,000   Conecel, 14.00%, 05/01/02...      353,500
                                           -----------
                                               453,500
                                           -----------
             GREAT BRITAIN (1.9%)
   200,000   Dialog, 11.00%, 11/15/07....      207,500
                                           -----------
             HONG KONG (4.1%)
   500,000   GS Superhighway Holdings,
               10.25%, 08/15/07..........      435,000
                                           -----------
             INDIA (2.5%)
   500,000   Nippon Denro Ispat, 3.00%,
               04/01/01..................      270,000
                                           -----------
             NETHERLANDS (5.9%)
$  500,000   DGS International Finance,
               10.00%, 06/01/07..........  $   425,000
   250,000   Indah Kiat Fin Mauritius,
               10.00%, 07/01/07..........      210,000
                                           -----------
                                               635,000
                                           -----------
             THAILAND (1.2%)
 1,250,000   NTS Steel Group Public,
               4.00%, 12/16/08...........      125,000
                                           -----------
TOTAL EUROBONDS (COST $3,052,308)........    2,490,000
                                           -----------
SOVEREIGN GOVERNMENT OBLIGATIONS (5.6%)
             RUSSIA (1.4%)
   250,000   Russia-Principal Loan (b),
               6.719%, 12/15/20..........      154,700
                                           -----------
             VENEZUELA (4.2%)
   500,500   Republic of Venezuela,
               9.25%, 09/15/27...........      449,449
                                           -----------
TOTAL SOVEREIGN GOVERNMENT OBLIGATIONS
(COST $609,363)..........................      604,149
                                           -----------
YANKEE BONDS (20.2%)
             BRAZIL (6.5%)
   350,000   Tevecap, 12.63%, 11/26/04...      321,125
   400,000   TV Filme, 12.88%,
               12/15/04..................      373,952
                                           -----------
                                               695,077
                                           -----------
             INDONESIA (3.5%)
   500,000   FSW International, 12.50%,
               11/01/06..................      380,000
                                           -----------
             MEXICO (10.2%)
   850,000   Grupo Televisa (Zero Coupon
               until 05/15/01, 13.25%
               thereafter), 05/15/08
               (c).......................      636,479
   200,000   Innova S. de R.L., 12.88%,
               04/01/07..................      202,000
   250,000   Transport Maritma, 10.00%,
               11/15/06..................      250,313
                                           -----------
                                             1,088,792
                                           -----------
TOTAL YANKEE BONDS (COST $2,298,205).....    2,163,869
                                           -----------
BRADY BONDS (12.2%)
             BULGARIA (5.3%)
   350,000   Government of Bulgaria, IAB
               (d), 6.69%, 07/28/11......      256,375
   400,000   Government of Bulgaria (d),
               6.69%, 07/28/24...........      308,000
                                           -----------
                                               564,375
                                           -----------
             ECUADOR (5.2%)
   750,000   Republic of Ecuador (d),
               3.50%, 02/28/25...........      409,650
   188,000   Republic of Ecuador (d),
               6.69%, 02/28/25...........      141,714
                                           -----------
                                               551,364
                                           -----------

    The accompanying notes are an integral part of the financial statements.

INCOME OPPORTUNITY PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                 -----------

BRADY BONDS--CONTINUED
             PERU (1.7%)
$  300,000   Government of Peru, FLIRB,
               3.25%, 03/07/17...........  $   178,140
                                           -----------
TOTAL BRADY BONDS(COST $1,130,066).......    1,293,879
                                           -----------

  UNITS
----------
WARRANTS (0.0%)
             TELEPHONE SYSTEMS (0.0%)
       200   Primus Telecommunications...        2,000
                                           -----------
TOTAL INVESTMENTS AT VALUE (96.1%)
(COST $10,743,428)(a)....................   10,281,897
CASH AND OTHER ASSETS NET OF LIABILITIES
(3.9%)...................................      415,517
                                           -----------
NET ASSETS (100.0%)......................  $10,697,414
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
(a) The aggregate identified cost for federal income tax purposes is $10,743,428, resulting in gross unrealized appreciation and depreciation of $339,291 and $800,822, respectively, and net unrealized depreciation of $(461,531).
(b) A percentage of income is received as additional shares of securities.
(c) Zero or step coupon bond.
(d) Interest rate shown reflects current rate on instrument with variable or floating rates
ADR - American Depositary Receipt
FLIRB - Front-Load Interest Reduction Bonds
IAB - Interest Arrears Bond

--------------------------------------------------------------------------------
BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                 -----------
ASSET BACKED SECURITIES (11.6%)
$  500,000   World Omni Auto Lease,
               6.18%, 11/25/03...........  $   500,115
   196,111   Chase Manhattan Grantor
               Trust, 5.20%, 02/15/02....      194,652
   750,000   Chemical Credit Card Master
               Trust, 5.98%, 09/15/08....      738,735
   332,679   Navistar Financial, 6.35%,
               11/15/02..................      333,757
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,724,961)..............................    1,767,259
                                           -----------
CORPORATE BONDS (34.7%)
             BANKING (8.6%)
   400,000   Associates Corporation of
               North America, 7.88%,
               09/30/01..................      421,692
   500,000   Bank of New York, 8.50%,
               12/15/04..................      557,869
   225,000   Credit Suisse-London, 7.90%,
               05/01/07..................      237,398
    85,875   Mercantile Safe Deposit+,
               12.12%, 01/02/01..........       90,960
                                           -----------
                                             1,307,919
                                           -----------
             BEVERAGES, FOOD & TOBACCO
             (3.4%)
   500,000   Rykoff Sexton, 8.875%,
               11/01/03..................      516,250
                                           -----------
             COMMERCIAL SERVICES (4.9%)
   500,000   MCN Financing, 6.30%,
               06/01/37..................      500,000
   250,000   Mississippi Power & Light,
               8.80%, 04/01/05...........      251,078
                                           -----------
                                               751,078
                                           -----------
             COMMUNICATIONS (3.4%)
$  500,000   Harris Corporation, 6.65%,
               08/01/06..................  $   511,561
                                           -----------
             ELECTRIC UTILITIES (1.6%)
   250,000   AES, 8.50%, 11/01/07........      250,000
                                           -----------
             FINANCIAL SERVICES (2.3%)
   350,000   First Union, 6.55%,
               10/15/35..................      352,706
                                           -----------
             FOREST PRODUCTS & PAPER
               (3.5%)
   250,000   Georgia Pacific, 9.50%,
               05/15/22*.................      284,201
   250,000   Sweetheart Cup, 9.63%,
               09/01/00..................      246,250
                                           -----------
                                               530,451
             INSURANCE (1.7%)
   250,000   Travelers Capital, 7.75%,
               12/01/36..................      259,128
                                           -----------
             MEDIA--BROADCASTING &
               PUBLISHING (5.3%)
   250,000   News America Holdings,
               10.13%, 10/15/12..........      295,675
   500,000   Viacom, 7.75%, 06/01/05.....      510,091
                                           -----------
                                               805,766
                                           -----------
TOTAL CORPORATE BONDS (COST
$5,089,592)..............................    5,284,859
                                           -----------
        CONVERTIBLE CORPORATE BONDS
               (COST $427,109) (2.9%)
             MEDIA--BROADCASTING &
               PUBLISHING (2.9%)
   500,000   Scholastic, 5.00%,
               08/15/05..................      438,125
                                           -----------
MORTGAGE BACKED SECURITIES (18.7%)
   586,463   Federal Home Loan Mortgage
               Association, 6.00%,
               08/01/10..................      577,800

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO
SCHEDULE OF INVESTMENTS--CONTINUED
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                 -----------
MORTGAGE BACKED SECURITIES--CONTINUED
$   50,200   Federal Home Loan Mortgage
               Association, 6.00%,
               10/01/10..................  $    49,459
   173,068   Federal Home Loan Mortgage
               Association, 6.00%,
               05/01/09..................      171,125
   125,000   Government National Mortgage
               Association, 7.50%,
               12/15/27..................      128,008
   423,529   Government National Mortgage
               Association, 9.00%,
               08/15/19..................      461,345
   398,937   Government National Mortgage
               Association, 6.50%,
               01/15/24..................      395,673
   493,189   Government National Mortgage
               Association, 7.00%,
               06/15/09..................      502,875
    63,268   Government National Mortgage
               Association, 10.25%,
               07/15/12..................       63,268
   500,000   Advanta Mortgage Loan Trust,
               6.03%, 08/25/11...........      497,350
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$2,774,651)..............................    2,846,903
                                           -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
(11.9%)
$  750,000   US Treasury Note, 6.125%,
               08/15/07..................  $   770,859
   250,000   US Treasury Note, 6.50%,
               05/31/02..................      257,344
   750,000   US Treasury Note, 6.375%,
               08/15/27..................      790,781
                                           -----------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (COST $1,802,285)............    1,818,984
                                           -----------
YANKEE BONDS (6.8%)
             CANADA (4.2%)
   600,000   Province of Quebec, 7.50%,
               07/15/23..................      646,944
                                           -----------
             KOREA (2.6%)
   500,000   Pohang Iron & Steel, 7.50%,
               08/01/02..................      397,006
                                           -----------
TOTAL YANKEE BONDS (COST $1,096,134).....    1,043,950
                                           -----------
AGENCY FOR INTERNATIONAL DEVELOPMENT
BONDS (5.0%)+
             CENTRAL AMERICA (3.2%)
$  140,000   Central America
               International Development,
               Series F, 10.00%,
               12/01/11..................  $   164,068
   140,000   Central America
               International Development,
               Series G, 10.00%,
               12/01/11..................      164,068
   140,000   Central America
               International Development,
               Series H, 10.00%,
               12/01/11..................      164,068
                                           -----------
                                               492,204
                                           -----------
             HONDURAS (1.8%)
   100,000   Republic of Honduras
               International Development,
               Series, 13.00%,
               06/01/11..................      145,729
   100,000   Republic of Honduras
               International Development,
               Series, 13.00%,
               06/01/06..................      130,265
                                           -----------
                                               275,994
                                           -----------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $620,000)........      768,198
                                           -----------
PREFERRED STOCKS (6.3%)
             INDUSTRIAL (2.9%)
     9,600   Appalachian Power...........      247,200
     7,500   Ohio Power..................      192,188
                                           -----------
                                               439,388
                                           -----------
             OIL & GAS (3.4%)
    20,000   Transcanada Pipelines.......      527,500
                                           -----------
TOTAL PREFERRED STOCKS
(COST $953,164)..........................      966,888
                                           -----------
TOTAL INVESTMENTS AT VALUE (97.9%) (COST
$14,487,896)(a)..........................   14,935,166
CASH AND OTHER ASSETS NET OF LIABILITIES
(2.1%)...................................      327,429
                                           -----------
NET ASSETS (100.0%)......................  $15,262,595
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  + Restricted and Board valued security (Note 5).
(a) The aggregate identified cost for federal income tax purposes is $14,487,896, resulting in gross unrealized appreciation and depreciation of $571,804 and $124,534, respectively, and net unrealized appreciation of $447,270.




    The accompanying notes are an integral part of the financial statements.

                      (This Page Intentionally Left Blank)

SELECT ADVISORS PORTFOLIOS
Statements of Assets and Liabilities
December 31, 1997

--------------------------------------------------------------------------------------------------------------------------
                                           EMERGING    INTERNATIONAL    GROWTH &                    INCOME
                                            GROWTH        EQUITY         INCOME       BALANCED    OPPORTUNITY      BOND
                                          PORTFOLIO      PORTFOLIO      PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                                          ----------   -------------   -----------   ----------   -----------   -----------
ASSETS:
Investments, at value (Note 1)(a)         $6,971,213    $8,352,416     $26,796,035   $5,836,087  $10,281,897    $14,935,166
Cash and foreign currency                    570,113       243,408         342,487           --      252,952        124,517
Receivables for:
  Securities sold                            107,082        29,994         413,371        5,105           --             --
  Dividends                                    6,972         7,720          57,126        2,036           --         16,978
  Foreign tax reclaims                            34         9,832              27           89           --          1,094
  Net unrealized gain on forward foreign
    currency contracts                            --           190              --        5,637           --       --
  Interest                                     2,281         1,298           3,957       35,962      322,131        191,183
Receivable from Investment Advisor (Note
  4)                                          35,635       130,289              --       43,898           --         13,998
Deferred organization expenses (Note 1)       12,382        12,382          12,382       12,382       12,382         12,382
                                          ----------    ----------     -----------   ----------   -----------   -----------
    Total assets                           7,705,712     8,787,529      27,625,385    5,941,196   10,869,362     15,295,318
                                          ----------    ----------     -----------   ----------   -----------   -----------
LIABILITIES:
Payable for investments purchased             77,219       143,002          73,789           --      141,946             --
Payable to Investment Advisor (Note 2)            --           --          142,613           --        3,742             --
Due to Custodian                                  --           --               --        1,479       --                 --
Other accrued expenses                        28,196        51,064          35,470       20,016       26,260         32,723
                                          ----------    ----------     -----------   ----------   -----------   -----------
    Total liabilities                        105,415       194,066         251,872       21,495      171,948         32,723
                                          ----------    ----------     -----------   ----------   -----------   -----------
NET ASSETS:
Applicable to investors' beneficial
  interests                               $7,600,297    $8,593,463     $27,373,513   $5,919,701   $10,697,414   $15,262,595
                                          ==========    ==========     ===========   ==========   ===========   ===========
(a)Cost of investments                    $5,405,843    $7,531,622     $24,682,029   $5,418,376   $10,743,428   $14,487,896
                                          ==========    ==========     ===========   ==========   ===========   ===========


Statements of Operations
For the year ended December 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME (Note 1):
  Interest                                $   18,125    $   16,635     $    42,782   $  140,386   $1,287,743    $ 1,041,039
  Dividends                                   55,807       122,548(a)      425,029       35,733           --         45,218
                                          ----------    ----------     -----------   ----------   -----------   -----------
    Total investment income                   73,932       139,183         467,811      176,119    1,287,743      1,086,257
                                          ----------    ----------     -----------   ----------   -----------   -----------
EXPENSES:
  Administration, custody and fund
    accounting                               100,241       222,430         111,938       97,151       95,319        104,717
  Investment advisory (Note 2)                48,463        73,217         181,803       38,823       66,313         82,976
  Audit                                       17,354        18,737          16,279       11,585       18,587          5,839
  Amortization of organization expenses
    (Note 1)                                   7,052         7,052           7,052        7,052        7,052          7,052
  Trustee fees (Note 2)                          836         1,126           2,782          717        1,459          2,229
  Legal                                        2,147         3,220           7,830        1,680        3,468          5,410
  Miscellaneous                                1,988         2,986           8,236        1,288        3,172         16,985
                                          ----------    ----------     -----------   ----------   -----------   -----------
    Total expenses                           178,081       328,768         335,920      158,296      195,370        225,208
    Reimbursement from Investment
      Advisor (Note 4)                       (84,098)     (200,506)        (39,190)     (82,721)     (62,571)       (96,974)
                                          ----------    ----------     -----------   ----------   -----------   -----------
    NET EXPENSES                              93,983       128,262         296,730       75,575      132,799        128,234
                                          ----------    ----------     -----------   ----------   -----------   -----------
NET INVESTMENT INCOME (LOSS)                 (20,051)       10,921         171,081      100,544    1,154,944        958,023
                                          ----------    ----------     -----------   ----------   -----------   -----------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain on investments           913,915     1,010,270(b)    4,825,120      965,160      410,064         81,483
  Net change in unrealized appreciation
    (depreciation) on investments            846,170        77,380(c)     (380,944)    (175,493)    (742,747)        96,828
                                          ----------    ----------     -----------   ----------   -----------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS):   1,760,085     1,087,650       4,444,176      789,667     (332,683)       178,311
                                          ----------    ----------     -----------   ----------   -----------   -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $1,740,034    $1,098,571     $ 4,615,257   $  890,211   $  822,261    $ 1,136,334
                                          ==========    ==========     ===========   ==========   ===========   ===========

------------------------------
(a) Net of foreign tax withholding of $13,986.
(b) Includes foreign currency transactions loss of $46,938.
(c) Includes change in unrealized appreciation on foreign currency transactions and other assets of $684.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statements of Changes in Net Assets

------------------------------------------------------------------------------------------------------------------
                                                                  EMERGING GROWTH           INTERNATIONAL EQUITY
                                                                     PORTFOLIO                   PORTFOLIO
                                                              ------------------------    ------------------------
                                                                 1997          1996          1997          1996
              FOR THE YEARS ENDED DECEMBER 31,                ----------    ----------    ----------    ----------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income (loss)                                   (20,051)      (10,291)       10,921        20,197
  Net realized gain (loss) on investments                        913,915       281,561     1,010,270       134,444
  Net change in unrealized appreciation (depreciation) on
    investments                                                  846,170       222,880        77,380       476,242
                                                              ----------    ----------    ----------    ----------
  Net increase in net assets resulting from operations         1,740,034       494,150     1,098,571       630,883
                                                              ----------    ----------    ----------    ----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                                2,100,799     1,861,907     1,464,035     1,107,986
  Withdrawals                                                   (843,327)   (1,631,580)     (540,590)     (275,007)
                                                              ----------    ----------    ----------    ----------
  Net increase from investors' transactions:                   1,257,472       230,327       923,445       832,979
                                                              ----------    ----------    ----------    ----------
TOTAL INCREASE IN NET ASSETS                                   2,997,506       724,477     2,022,016     1,463,862
NET ASSETS:
  Beginning of period                                          4,602,791     3,878,314     6,571,447     5,107,585
                                                              ----------    ----------    ----------    ----------
  End of period                                               $7,600,297    $4,602,791    $8,593,463    $6,571,447
                                                              ==========    ==========    ==========    ==========


Ratios and Supplementary Data
------------------------------------------------------------------------------------------------------------------
                                                 EMERGING GROWTH                       INTERNATIONAL EQUITY
                                                    PORTFOLIO                               PORTFOLIO
                                      -------------------------------------    ------------------------------------
                                       1997        1996     1995    1994(a)     1997        1996     1995   1994(a)
  FOR THE YEARS ENDED DECEMBER 31,    -------     -------   -----   -------    -------     -------   ----   -------
Ratios to average net assets:
  Net expenses                           1.55%       1.61%   1.59%   2.56%(b)     1.66%       1.67%  1.65%    3.20%(b)
    Net investment income (loss)        (0.33%)     (0.23%) (0.12%)  5.51%(b)     0.14%       0.35%  0.09%   (1.68%)(b)
  Ratios of expenses to average net
    assets without waiver and
    reimbursement                        2.94%       2.94%   3.59%   7.35%(b)     4.26%       3.12%  3.87%    4.62%(b)
  Portfolio turnover                      101%        117%    109%    150%         151%         86%    90%       7%
  Average commission rate(c)          $0.0570     $0.0553      --      --      $0.0299     $0.0259     --       --

------------------------------
(a) The Portfolios commenced operations on October 3, 1994.

(b) Ratios are annualized.

(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary between periods and funds depending on the volume and character of trades executed in various markets where trading practices and commission rate structures may differ.

    The accompanying notes are an integral part of the financial statements.


---------------------------------------------------------------------------------------------------------------
           GROWTH & INCOME               BALANCED              INCOME OPPORTUNITY                BOND
             PORTFOLIO                  PORTFOLIO                 PORTFOLIO                   PORTFOLIO
     -------------------------   -----------------------   ------------------------   -------------------------
        1997          1996          1997         1996         1997          1996         1997          1996
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
         171,081       161,590      100,544       70,858     1,154,944      497,340       958,023       797,564
       4,825,120     3,329,104      965,160      145,710       410,064      384,732        81,483       (14,517)
        (380,944)     (599,755)    (175,493)     341,232      (742,747)     175,750        96,828      (399,872)
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
       4,615,257     2,890,939      890,211      557,800       822,261    1,057,822     1,136,334       383,175
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
       3,534,026     2,962,725    1,791,228      998,640     9,286,451    4,501,206     2,725,843       867,436
      (1,731,931)     (473,261)    (791,530)    (411,455)   (6,560,662)    (991,120)   (2,127,372)     (349,615)
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
       1,802,095     2,489,464      999,698      587,185     2,725,789    3,510,086       598,471       517,821
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
       6,417,352     5,380,403    1,889,909    1,144,985     3,548,050    4,567,908     1,734,805       900,996
      20,956,161    15,575,758    4,029,792    2,884,807     7,149,364    2,581,456    13,527,790    12,626,794
     -----------   -----------   ----------   ----------   -----------   ----------   -----------   -----------
     $27,373,513   $20,956,161   $5,919,701   $4,029,792   $10,697,414   $7,149,364   $15,262,595   $13,527,790
     ===========   ===========   ==========   ==========   ===========   ==========   ===========   ===========

--------------------------------------------------------------------------------------------------------------------------------
          GROWTH & INCOME                           BALANCED                         INCOME OPPORTUNITY               BOND
             PORTFOLIO                              PORTFOLIO                            PORTFOLIO                  PORTFOLIO
------------------------------------   -----------------------------------   ----------------------------------   -------------
  1997      1996     1995    1994(a)    1997      1996     1995    1994(a)    1997     1996     1995    1994(a)   1997    1996
--------   -------   -----   -------   -------   -------   -----   -------   ------   ------   ------   -------   -----   -----
    1.25%     1.00%  1.23%    1.20%(b)    1.50%     1.51%  1.51%    1.33%(b)  1.30%    1.31%    1.42%    2.20%(b) 0.85%   0.85%
    0.72%     0.87%  0.91%    1.11%(b)    1.99%     2.06%  2.29%    3.13%(b) 11.32%   11.31%   12.53%    8.09%(b) 6.35%   6.18%
    1.49%     1.34%  1.53%    1.95%(b)    3.14%     3.38%  4.39%    6.48%(b)  1.92%    2.74%    4.77%    7.48%(b) 1.49%   1.32%
     170%       92%   102%      10%        120%       88%   121%       7%      270%     222%     120%     144%      88%     64%
 $0.0554   $0.0571     --       --     $0.0575   $0.0683     --       --        --       --       --       --       --      --

     BOND
   PORTFOLIO
---------------
1995    1994(a)
-----   -------
1.02%    1.21%(b)
6.66%    6.32%(b)
1.40%    1.76%(b)
  78%      11%
  --       --

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES:

     Select Advisors Portfolios (the "Portfolio Trust") was organized as a New York master trust fund on February 7, 1994 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Portfolio Trust consists of eight subtrusts (each a "Portfolio"), each having distinct investment objectives and policies:
Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Bond Portfolio II and Growth & Income II. Bond Portfolio II and Growth & Income II are included in a separate report.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures established by the Trustees of the Portfolio Trust. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

     c) Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     d) Federal Taxes. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Therefore, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

     e) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts. As of December 31, 1997, the following Funds had the following open foreign currency contracts:

                                                 CONTRACTS TO                                 UNREALIZED
          FUND NAME             MATURITY DATE   DELIVER/RECEIVE   IN EXCHANGE FOR    VALUE    GAIN/LOSS
          ---------             -------------   ---------------   ---------------   -------   ----------
International Equity Portfolio
Sales                              1/06/98        GBP     271        $    451       $   446     $    5
                                   1/02/98        SEK  66,203           8,526         8,341        185
                                                                                                ------
                                                                                                $  190
                                                                                                ======
Balanced Portfolio
Sales                              3/03/98        AUD 152,000         102,980        98,770     $4,210
                                   1/09/98        DKK 319,000          47,742        46,596      1,146
                                   3/19/98        GBP  43,000          70,666        70,385        281
                                                                                                ------
                                                                                                $5,637
                                                                                                ======

AUD = Australian Dollar, DKK = Danish Krone, GBP = Great British Pound, SEK = Swedish Krone

     f) Repurchase Agreements. Each Portfolio may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Portfolio from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Portfolio may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Portfolio Trust Board of Trustees. The Portfolio, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 102% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default the Portfolio has the right to use the collateral to offset losses incurred.

     g) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. Any amount received by the Portfolio from a corresponding Fund as a result of a redemption by Touchstone Advisors, Inc. of any of its organizational seed capital shares of the Fund will be applied so as to reduce the amount of unamortized organization expenses. The amount paid by the Portfolio Trust on any withdrawal by the Select Advisors Trust A or Select Advisors Trust C of all or a part of its organizational seed capital investment ("Initial Interest") in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests in the Portfolio then-outstanding after taking into account any prior withdrawals of any portion of the Initial Interests in the Portfolio.

     h) Security Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Investment Advisor. The Portfolio Trust has an investment advisory agreement with Touchstone Advisors, Inc. (the "Advisor") a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"). Under the terms of the investment advisory agreement, each Portfolio pays an investment advisory fee that is computed daily and paid monthly. For the year ended December 31, 1997, each Portfolio incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Portfolio. The Balanced Portfolio's advisory fee changed on May 1, 1997, from 0.70% to 0.80%. The Growth & Income Portfolio's advisory fee changed on September 17, 1997, from 0.75% to 0.80%.

                EMERGING    INTERNATIONAL   GROWTH &                  INCOME
                 GROWTH        EQUITY        INCOME     BALANCED    OPPORTUNITY     BOND
                PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO    PORTFOLIO
                ---------   -------------   ---------   ---------   -----------   ---------

Rate              0.80%         0.95%         0.77%       0.77%        0.65%        0.55%

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

     b) Trustees. Each Trustee who is not an "interested person", (as defined in the Act), of the Portfolio Trust receives an aggregate of $5,000 annually plus $1,000 per meeting attended as well as reimbursement for reasonable out-of-pocket expenses from the Portfolio Trust and from Select Advisors Trust A, Select Advisors Trust C, and Select Advisors Variable Insurance Trust, which are included in separate annual reports. For December 31, 1997, the Portfolio Trust incurred $9,149 in Trustee fees which was prorated to each Portfolio.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     Investment transactions (excluding purchases and sales of U.S. government and U.S. government agency obligations and excluding short-term investments) for December 31, 1997, were as follows:

                                      COST OF PURCHASES   PROCEEDS FROM SALES
                                      -----------------   -------------------
Emerging Growth Portfolio                $ 6,590,581          $ 5,690,121
International Equity Portfolio            11,766,523           10,933,222
Growth & Income Portfolio                 40,542,253           39,137,220
Balanced Portfolio                         5,975,136            4,777,753
Income Opportunity Portfolio              29,673,647           26,118,264
Bond Portfolio                             7,799,209            7,245,455

     The following Portfolios had transactions in U.S. government and U.S. government agency obligations:

                                      COST OF PURCHASES   PROCEEDS FROM SALES
                                      -----------------   -------------------
Balanced Portfolio                       $1,114,168           $1,059,066
Bond Portfolio                            6,121,935            5,187,908

4.  EXPENSE REIMBURSEMENTS

     For December 31, 1997, the Advisor has voluntarily agreed to reimburse each Portfolio the following amounts:

                                                          AMOUNT OF
                                                        REIMBURSEMENT
                                                        -------------
Emerging Growth Portfolio                                 $ 84,098
International Equity Portfolio                             200,506
Growth & Income Portfolio                                   39,190
Balanced Portfolio                                          82,721
Income Opportunity Portfolio                                62,571
Bond Portfolio                                              96,974

5.  RESTRICTED SECURITIES

     Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of December 31, 1997, Bond Portfolio held restricted securities valued by the trustees of the Portfolio Trust at $859,157, representing 5.6% of net assets. Acquisition date and cost of each are as follows:

                                            ACQUISITION DATE      COST
                                            ----------------    --------
Mercantile Safe Deposit                         3/28/85         $ 85,837
Central America, Series F                        8/1/86          140,000
Central America, Series G                        8/1/86          140,000
Central America, Series H                        8/1/86          140,000
Republic of Honduras, Series C                   5/1/88          100,000
Republic of Honduras, Series D                   5/1/88          100,000

     Bond Portfolio received these securities from Western-Southern on October 4, 1994, in exchange for a proportionate interest in the Portfolio.

Select Advisors Portfolios
Report of Independent Accountants


To the Investors and Trustees of
the Select Advisors Portfolios:


     We have audited the accompanying statements of assets and liabilities of Select Advisors Portfolios (the "Portfolios") (consisting of Emerging Growth Portfolio, International Equity Portfolio, Growth and Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio and Bond Portfolio), including the schedules of investments, as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and supplemental data for each of the three years in the period then ended and for the period from October 3, 1994 (commencement of operations) to December 31, 1994. These financial statements and supplemental data are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplemental data based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplemental data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and supplemental data referred to above present fairly, in all material respects, the financial position of the Select Advisors Portfolios as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplemental data for each of the three years in the period then ended and for the period from October 3, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.



                                          COOPERS & LYBRAND L.L.P.

Boston, Massachusetts
February 13, 1998

                              [LOGO TOUCHSTONE]
                         ---------------------------
                         Touchstone Variable Annuity

                                --------------

                          Select Advisors Portfolios







                     -   Growth & Income Portfolio II

                     -   Bond Portfolio II







--------------------------------------------------------------------------------



                                ANNUAL REPORT
                              DECEMBER 31, 1997



--------------------------------------------------------------------------------

GROWTH & INCOME PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                              VALUE
 SHARES                                      (Note 1)
--------                                     --------
COMMON STOCKS (93.1%)
            AEROSPACE & DEFENSE (3.0%)
   9,200    Rockwell International........  $   480,700
  17,100    T R W.........................      912,713
                                            -----------
                                              1,393,413
                                            -----------
            AUTOMOTIVE (5.3%)
  12,100    Dana..........................      574,750
   9,400    Echlin........................      340,163
  18,500    Ford Motor....................      900,719
  13,466    Meritor Automotive............      283,628
   6,700    Paccar........................      351,750
                                            -----------
                                              2,451,010
                                            -----------
            BANKING (11.5%)
   3,500    Banc One......................      190,094
   1,700    Centura Banks.................      117,300
   8,000    Chase Manhattan...............      876,000
   2,700    First American................      134,325
  11,000    First Commerce................      739,750
   1,800    First Tennessee National......      120,150
  11,700    Firstar.......................      496,519
  11,900    Key...........................      842,669
  13,800    Nationsbank...................      839,213
  15,000    North Folk Bancorp............      503,438
   4,900    US Bancorp....................      548,494
                                            -----------
                                              5,407,952
                                            -----------
            BEVERAGES, FOOD & TOBACCO (7.4%)
   6,000    General Mills.................      429,750
  20,100    Heinz (H. J.).................    1,021,331
  21,700    Philip Morris Companies.......      983,281
  16,500    Unilever, ADR.................    1,030,219
                                            -----------
                                              3,464,581
                                            -----------
            CHEMICALS (7.5%)
   4,600    Akzo NV, ADR*.................      399,625
   7,300    Betzdearborn..................      445,756
   3,500    Dow Chemical Company..........      355,250
   8,200    Eastman Chemical Company......      488,413
  10,000    Hercules......................      500,625
  13,600    Imperial Chemical Industries,
              ADR.........................      883,150
   9,300    Olin..........................      435,938
                                            -----------
                                              3,508,757
                                            -----------
            COMMERCIAL SERVICES (5.6%)
   2,600    Browning-Ferris Industries....       96,200
  15,400    Cinergy.......................      590,013
   8,900    CMS Energy....................      392,156
  14,700    Duke Energy...................      814,013
  13,300    Pacificorp....................      363,256
  11,900    Unicom Corporation............      365,925
                                            -----------
                                              2,621,563
                                            -----------
            COSMETICS & PERSONAL CARE (0.9%)
   6,800    Avon Products.................      417,350
                                            -----------
            ELECTRIC UTILITIES (1.3%)
   9,400    Entergy.......................      281,413
   3,500    Southern......................       90,563
   7,900    Wisconsin Energy..............      227,125
                                            -----------
                                                599,101
                                            -----------
            ELECTRONICS (1.3%)
   7,200    AMP...........................  $   302,400
   6,500    Thomas & Betts................      307,125
                                            -----------
                                                609,525
                                            -----------
            FINANCIAL SERVICES (8.0%)
   8,300    Corestates Financial..........      664,519
   4,100    Federal National Mortgage
              Association.................      233,956
   7,700    First Union...................      394,625
   3,100    Fleet Financial Group.........      232,306
  15,750    HomeCorp*.....................      460,688
   2,700    J P Morgan....................      304,763
   8,700    Meditrust.....................      318,638
   9,200    Nationwide Health
              Properties..................      234,600
   9,200    Old Kent Financial............      364,550
  19,900    Security Capital Industrial
              Trust.......................      495,013
                                            -----------
                                              3,703,658
                                            -----------
            FOREST PRODUCTS & PAPER (6.4%)
   7,600    Boise Cascade.................      229,900
   7,400    Georgia-Pacific (Timber
              Group)......................      167,888
   7,900    Georgia-Pacific*..............      479,925
  14,500    Kimberly-Clark................      715,031
   7,400    Louisiana Pacific.............      140,600
  20,000    Mead..........................      560,000
   8,900    Westvaco......................      279,794
   8,000    Weyerhauser...................      392,500
                                            -----------
                                              2,965,638
                                            -----------
            HOME CONSTRUCTION, FURNISHINGS
              & APPLIANCES (0.9%)
   7,600    Whirlpool.....................      418,000
                                            -----------
            INSURANCE (2.9%)
   6,600    Exel Limited..................      418,275
   8,200    Lincoln National..............      640,625
   5,100    Mid Ocean.....................      276,675
                                            -----------
                                              1,335,575
                                            -----------
            MEDICAL SUPPLIES (0.7%)
   6,600    Baxter International..........      332,888
                                            -----------
            METALS (2.2%)
  14,900    Allegheny Teledyne............      385,538
  10,200    Freeport McMoran Copper
              & Gold......................      156,188
  13,700    Oregon Steel Mills............      291,981
   2,700    Phelps Dodge..................      168,075
                                            -----------
                                              1,001,782
                                            -----------
            OFFICE EQUIPMENT (2.2%)
  13,600    Xerox.........................    1,003,850
                                            -----------
            OIL & GAS (7.3%)
  10,800    Elf Aquitaine, ADR............      633,150
   6,700    MCN Energy Group..............      270,513
  12,800    Texaco........................      696,000
   9,800    Total S.A., ADR...............      543,900
  24,600    Williams Companies............      698,025
  15,700    YPF Sociedad Anonima ADR......      536,744
                                            -----------
                                              3,378,332
                                            -----------
            PHARMACEUTICALS (3.9%)
   8,800    American Home Products........      673,200
   6,500    Merck.........................      690,625

    The accompanying notes are an integral part of the financial statements.

GROWTH & INCOME PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                               VALUE
 SHARES                                      (Note 1)
--------                                     --------

            PHARMACEUTICALS--CONTINUED
   4,200    Zeneca Group, ADR.............  $   453,600
                                            -----------
                                              1,817,425
                                            -----------
            RETAILERS (4.5%)
   8,300    J.C. Penney Company...........      500,594
   6,100    May Department Stores.........      321,394
   7,900    Mercantile Stores.............      480,913
   6,400    Rite Aid......................      375,600
   8,700    Sears Roebuck.................      393,675
                                            -----------
                                              2,072,176
                                            -----------
            TELEPHONE SYSTEMS (9.5%)
  11,300    Alltel........................      464,006
   7,800    Bell Atlantic.................      709,800
   8,800    Bellsouth.....................      495,550
  15,700    Frontier......................      377,770
  16,500    GTE...........................      862,125
  14,600    SBC Communications............    1,069,450
   8,100    Sprint........................      474,863
                                            -----------
                                              4,453,564
                                            -----------
            TRANSPORTATION (0.8%)
   7,000    CSX...........................      378,000
                                            -----------
TOTAL COMMON STOCKS
(COST $40,506,097)........................   43,334,140
                                            -----------
PRINCIPAL                                     VALUE
 AMOUNT                                      (Note 1)
---------                                    --------
CONVERTIBLE CORPORATE BONDS (COST
$374,000) (0.8%)
            ENTERTAINMENT & LEISURE (0.8%)
$374,000    Loews, 3.125%, 09/15/07.......  $   370,260
                                            -----------
INVESTMENT TRUST (COST $1,297,379) (2.8%)
  13,550    S&P 500 Depository Receipt....    1,313,503
                                            -----------
TOTAL INVESTMENTS AT VALUE (96.7%) (COST
$42,177,476) (a)..........................  $45,017,903
CASH AND OTHER ASSETS
NET OF LIABILITIES (3.3%).................    1,545,079
                                            -----------
NET ASSETS (100.0%).......................  $46,562,982
                                            ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
   * Non-income producing security.
 (a) The aggregate identified cost for federal income tax purposes is $42,177,476, resulting in gross unrealized appreciation and depreciation of $4,295,376 and $1,454,949, respectively, and net unrealized appreciation of $2,840,427.
ADR - American Depositary Receipt

--------------------------------------------------------------------------------
BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
---------                                   --------
ASSET BACKED SECURITIES (6.7%)
$  196,111   Chase Manhattan Grantor
               Trust, 5.20%, 02/15/02....  $   194,652
   900,000   Chemical Credit Card Master
               Trust, 5.98%, 09/15/08....      886,482
   332,679   Navistar Financial, 6.35%,
               11/15/02..................      333,754
   250,000   World Omni Auto Lease,
               6.18%, 11/25/03...........      250,058
                                           -----------
TOTAL ASSET BACKED SECURITIES (COST
$1,614,829)..............................    1,664,946
                                           -----------
CORPORATE BONDS (32.7%)
             AUTOMOTIVE (0.8%)
   200,000   Ford Motor, 6.75%,
               05/15/05..................      202,200
                                           -----------
             BANKING (4.8%)
   500,000   Bank of New York, 8.50%,
               12/15/04..................      557,869
   500,000   Credit Suisse-London, 7.90%,
               05/01/07..................      527,551
    85,875   Mercantile Safe Deposit,+
               12.125%, 01/02/01.........       90,960
                                           -----------
                                             1,176,380
                                           -----------
             BEVERAGES, FOOD & TOBACCO (2.5%)
   600,000   Rykoff Sexton, 8.875%,
               11/01/03..................      619,500
                                           -----------
             COMMERCIAL SERVICES (2.0%)
$  500,000   MCN Financing, 6.305%,
               06/01/37..................  $   500,000
                                           -----------
             COMMUNICATIONS (2.1%)
   500,000   Harris Corporation, 6.65%,
               08/01/06..................      511,561
                                           -----------
             ELECTRIC UTILITIES (2.0%)
   500,000   AES, 8.50%, 11/01/07........      500,000
                                           -----------
             FINANCIAL SERVICES (6.4%)
   250,000   CIT Group Holdings, 6.25%,
               11/22/01..................      249,407
   300,000   Discover Card Mastertrust,
               6.05%, 08/18/08...........      295,329
   350,000   First Union, 6.55%,
               10/15/35..................      352,706
   650,000   Safeco Capital, 8.027%,
               07/15/37..................      681,466
                                           -----------
                                             1,578,908
                                           -----------
             FOREST PRODUCTS & PAPER (2.6%)
   250,000   Georgia Pacific, 9.50%,
               05/15/22..................      284,201
   350,000   Sweetheart Cup, 9.625%,
               09/01/00..................      344,750
                                           -----------
                                               628,951
                                           -----------
             INSURANCE (1.0%)
   250,000   Travelers Capital, 7.75%,
               12/01/36..................      259,128
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

PRINCIPAL                                     VALUE
  AMOUNT                                    (Note 1)
----------                                  --------
             MEDIA -- BROADCASTING &
               PUBLISHING (3.3%)
$  250,000   News America Holdings,
               10.125%, 10/15/12.........  $   295,678
   500,000   Viacom, 7.75%, 06/01/05.....      510,091
                                           -----------
                                               805,769
                                           -----------
             OIL & GAS (3.1%)
   750,000   Enterprice Oil, 6.70%,
               09/15/07..................      768,690
                                           -----------
             TRANSPORTATION (2.1%)
   500,000   CSX, 7.45%, 05/01/07........      530,525
                                           -----------
TOTAL CORPORATE BONDS (COST
$7,819,083)..............................    8,081,612
                                           -----------
CONVERTIBLE CORPORATE BONDS (COST
$427,109) (1.8%)
             MEDIA BROADCASTING &
               PUBLISHING (1.8%)
   500,000   Scholastic, 5.00%,
               08/15/05..................      438,125
                                           -----------
MORTGAGE BACKED SECURITIES (15.4%)
   500,000   Advanta Mortgage Loan Trust,
               6.03%, 08/25/11...........      497,350
   430,505   Federal Government Loan
               Mortgage Corporation,
               7.00%, 10/01/25...........      435,279
   452,345   Federal Government Loan
               Mortgage Corporation,
               7.00%, 12/01/25...........      457,361
    63,268   Government National Mortgage
               Association, 10.25%,
               07/15/12..................       63,268
 1,100,000   Government National Mortgage
               Association, 7.50%,
               12/15/27..................    1,126,468
   519,663   Government National Mortgage
               Association, 7.00%,
               02/15/09..................      529,868
   669,624   Government National Mortgage
               Association, 7.50%,
               12/15/25..................      685,736
    11,350   Government National Mortgage
               Association, 7.50%,
               07/15/23..................       11,623
                                           -----------
TOTAL MORTGAGE BACKED SECURITIES (COST
$3,740,660)..............................    3,806,953
                                           -----------
U.S. GOVERNMENT & AGENCY OBLIGATIONS
(26.9%)
   425,000   US Treasury Note, 6.125%,
               12/31/01..................      430,711
   750,000   US Treasury Note, 6.50%,
               05/31/02..................      772,031

U.S. GOVERNMENT & AGENCY
OBLIGATIONS -- CONTINUED
$1,000,000   US Treasury Note, 5.875%,
               11/15/99..................  $ 1,003,437
   500,000   US Treasury Note, 6.75%,
               04/30/00..................      511,406
   750,000   US Treasury Note, 7.50%,
               11/15/01..................      795,469
   750,000   US Treasury Note, 5.75%,
               11/30/02..................      750,703
 1,275,000   US Treasury Note, 6.125%,
               08/15/07..................    1,310,460
 1,000,000   US Treasury Note, 6.375%,
               08/15/27..................    1,054,375
                                           -----------
TOTAL U.S. GOVERNMENT & AGENCY
OBLIGATIONS (COST $6,535,307)............    6,628,592
                                           -----------
YANKEE BONDS (4.6%)
             CANADA (2.7%)
   600,000   Province of Quebec, 7.50%,
               07/15/23..................      646,944
                                           -----------
             KOREA (1.9%)
   600,000   Pohang Iron & Steel, 7.50%,
               08/01/02..................      476,407
                                           -----------
TOTAL YANKEE BONDS (COST $1,198,161).....
                                            (1,123,351)
                                           -----------
AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS+ (3.1%)
             CENTRAL AMERICA (2.0%)
   140,000   Central America
               International Development,
               Series F, 10.00%,
               12/01/11..................      164,068
   140,000   Central America
               International Development,
               Series G, 10.00%,
               12/01/11..................      164,068
   140,000   Central America
               International Development,
               Series H, 10.00%,
               12/01/11..................      164,068
                                           -----------
                                               492,204
                                           -----------
             HONDURAS (1.1%)
   100,000   Republic of Honduras
               International Development,
               Series D, 13.00%,
               06/01/11..................      145,729
   100,000   Republic of Honduras
               International Development,
               Series C, 13.00%,
               06/01/06..................      130,265
                                           -----------
                                               275,994
                                           -----------
TOTAL AGENCY FOR INTERNATIONAL
DEVELOPMENT BONDS (COST $620,000)........      768,198
                                           -----------

    The accompanying notes are an integral part of the financial statements.

BOND PORTFOLIO II
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1997

                                              VALUE
  SHARES                                    (Note 1)
----------                                  --------
PREFERRED STOCKS (3.8%)
             INDUSTRIAL (0.6%)
     5,400   Appalachian Power...........  $   139,050
                                           -----------
             OIL & GAS (3.2%)
    29,900   Transcanada Pipelines.......      788,613
                                           -----------
TOTAL PREFERRED STOCKS
(COST $903,875)..........................      927,663
                                           -----------
TOTAL INVESTMENTS AT VALUE (95.0%) (COST
$22,859,024) (a).........................  $23,439,440
CASH AND OTHER ASSETS
NET OF LIABILITIES (5.0%)................    1,244,934
                                           -----------
NET ASSETS (100.0%)......................  $24,684,374
                                           ===========

------------------------------
NOTES TO THE SCHEDULE OF INVESTMENTS:
  +  Restricted and Board valued security (Note 5).
 (a) The aggregate identified cost for federal income tax purposes is $22,859,024, resulting in gross unrealized appreciation and depreciation of $730,263 and $149,847, respectively, and net unrealized appreciation of $580,416.

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statements of Assets and Liabilities
December 31, 1997
--------------------------------------------------------------------------------

                                                                GROWTH &
                                                                 INCOME                BOND
                                                              PORTFOLIO II         PORTFOLIO II
                                                              ------------         ------------
ASSETS:
Investments, at value (Note 1)(a)                             $45,017,903          $23,439,440
Cash                                                            1,043,721              905,504
RECEIVABLES FOR:
  Securities sold                                                 620,056                   --
  Dividends                                                        94,836               15,048
  Interest                                                          7,236              317,670
Reimbursement receivable from Sponsor (Note 3)                         --               36,096
Deferred organization expenses (Note 1)                            14,812               14,812
                                                              -----------          -----------
        Total assets                                           46,798,564           24,728,570
                                                              -----------          -----------
LIABILITIES:
Investment advisory fees payable                                   50,222                   --
Payable for securities purchased                                  120,878                   --
Other accrued expenses                                             64,482               44,196
                                                              -----------          -----------
        Total liabilities                                         235,582               44,196
                                                              -----------          -----------
NET ASSETS:
Applicable to investors' beneficial interests                 $46,562,982          $24,684,374
                                                              ===========          ===========
(a) Cost of investments                                       $42,177,476          $22,859,024
                                                              ===========          ===========

Statements of Operations
For the year ended December 31, 1997
--------------------------------------------------------------------------------

                                                                GROWTH &
                                                                 INCOME                BOND
                                                              PORTFOLIO II         PORTFOLIO II
                                                              ------------         ------------
INVESTMENT INCOME (Note 1):
  Interest                                                     $  102,429           $1,271,056
  Dividends                                                       585,789               49,383
                                                               ----------           ----------
Total investment income                                           688,218            1,320,439
                                                               ----------           ----------
EXPENSES:
  Investment advisory fees (Note 2)                               248,984              103,585
  Administration and fund accounting fees                          79,501               79,501
  Sponsor fee (Note 2)                                             64,647               37,562
  Printing expense                                                 45,804               25,993
  Audit fees                                                       15,548               15,532
  Amortization of organization expenses (Note 1)                    8,707                8,707
  Custody fees                                                     43,019               33,640
  Trustee fees (Note 2)                                             4,975                2,949
  Insurance expense                                                 7,829                4,063
  Miscellaneous expense                                            11,195                6,568
                                                               ----------           ----------
    Total expenses                                                530,209              318,100
    Waiver of Sponsor fee (Note 2)                                (64,647)             (37,562)
    Reimbursement from Sponsor (Note 3)                          (190,812)            (139,681)
                                                               ----------           ----------
    Net expenses                                                  274,750              140,857
                                                               ----------           ----------
NET INVESTMENT INCOME                                             413,468            1,179,582
                                                               ----------           ----------
REALIZED AND UNREALIZED GAIN:
  Net realized gain on investments                              5,279,721               42,062
  Net change in unrealized appreciation                           455,947              256,174
                                                               ----------           ----------
NET REALIZED AND UNREALIZED GAIN:                               5,735,668              298,236
                                                               ----------           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS           $6,149,136           $1,477,818
                                                               ==========           ==========

    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                         GROWTH & INCOME                               BOND
                                                           PORTFOLIO II                            PORTFOLIO II
                                                    --------------------------              --------------------------
FOR THE YEARS ENDED DECEMBER 31,                        1997           1996                     1997           1996
-------------------------------                     -----------    -----------              -----------    -----------
OPERATIONS:
  Net investment income                             $   413,468    $   183,083              $ 1,179,582    $   810,228
  Net realized gain on investments                    5,279,721      2,614,611                   42,062         52,355
  Net change in unrealized appreciation
    (depreciation) on investments                       455,947       (476,749)                 256,174       (481,003)
                                                    -----------    -----------              -----------    -----------
  Net increase in net assets resulting from
   operations                                         6,149,136      2,320,945                1,477,818        381,580
                                                    -----------    -----------              -----------    -----------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
  Contributions                                      21,726,669      6,012,563                8,615,620      2,347,375
  Withdrawals                                        (3,283,783)      (256,085)                (388,462)       (54,047)
                                                    -----------    -----------              -----------    -----------
  Net increase from investors' transactions          18,442,886      5,756,478                8,227,158      2,293,328
                                                    -----------    -----------              -----------    -----------
TOTAL INCREASE IN NET ASSETS                         24,592,022      8,077,423                9,704,976      2,674,908
NET ASSETS:
  Beginning of period                                21,970,960     13,893,537               14,979,398     12,304,490
                                                    -----------    -----------              -----------    -----------
  End of period                                     $46,562,982    $21,970,960              $24,684,374    $14,979,398
                                                    ===========    ===========              ===========    ===========

SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                    GROWTH & INCOME                              BOND
                                                     PORTFOLIO II                            PORTFOLIO II
                                         -------------------------------------   -------------------------------------
FOR THE YEARS ENDED DECEMBER 31,          1997      1996      1995     1994(a)    1997      1996      1995     1994(a)
-------------------------------          -------   -------   -------   -------   -------   -------   -------   -------
RATIOS TO AVERAGE NET ASSETS(b):
  Net expenses                             0.85%     0.85%     0.85%    0.85%      0.75%     0.75%     0.75%     0.75%
  Net investment income                    1.28%     1.07%     1.27%    2.06%      6.28%     6.18%     6.91%     6.76%
  Expenses, without waiver and
   reimbursement                           1.64%     1.74%     1.77%    2.94%      1.69%     1.76%     1.58%     2.67%
Portfolio turnover                          153%       82%       96%       0%        79%       79%       80%        0%
Average commission rate(c)               $0.0551   $0.0571       --       --         --        --        --        --

---------------
(a) The portfolios commenced operations on November 21, 1994.

(b) Ratios are annualized.

(c) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for security trades on which commissions are charged. This amount may vary between periods and funds depending on the volume and character of trades executed in various markets where trading practices and commission rate structures may differ.




    The accompanying notes are an integral part of the financial statements.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements
--------------------------------------------------------------------------------

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     Select Advisors Portfolios (the "Portfolio Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and was organized as a New York master trust fund on February 7, 1994. There are eight subtrusts of the Portfolio Trust (each a "Portfolio"), each having distinct investment objectives and policies. The Portfolios are Emerging Growth Portfolio, International Equity Portfolio, Growth & Income Portfolio, Balanced Portfolio, Income Opportunity Portfolio, Bond Portfolio, Growth & Income Portfolio II, and Bond Portfolio II. Only Growth & Income Portfolio II and Bond Portfolio II are included in this report. The other portfolios are included in a separate report.

     As of December 31, 1997, Touchstone Advisors, Inc., a subsidiary of Western-Southern Life Assurance Company ("Western-Southern"), and
Western-Southern owned 100% of the interest in the Portfolios.

     The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     The following is a summary of the significant accounting policies of the
Portfolios:

     a) Investment Valuation. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. Dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith in accordance with procedures established by the Trustees of the Portfolio Trust using prices based upon yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers and general market conditions. All debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

     b) Foreign Currency Translation. The accounting records of the Portfolios are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

     The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the statements of operations from the effects of changes in market prices of these securities, but are included with the net realized and unrealized gain or loss on investments.

     c) Investment Income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Portfolio Trust is informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

     d) Federal Taxes. Each Portfolio is treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio is subject to taxation on its share of that Portfolio's ordinary income and capital gains. Accordingly, no provision has been made for federal income taxes. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

     e) Forward Currency Contracts. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements
--------------------------------------------------------------------------------

forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

     Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Portfolio Trust and the change in the market value is recorded by the Portfolio as unrealized appreciation or depreciation of forward foreign currency contracts.

     f) Organization Expense. Organization expenses were deferred and are being amortized by each Portfolio on a straight-line basis over a five-year period from commencement of operations. The amount paid by the Trust on any withdrawal by Touchstone Advisors, Inc. or any other then-current holder of the organizational seed capital investment ("Initial Interests") in the Portfolio will be reduced by a portion of any unamortized organization expenses of the Portfolio, determined by the proportion of the amount of the Interests in the Portfolio withdrawn to the amount of the Initial Interests in the Portfolio then outstanding after taking into account any prior withdrawals of the Initial Interests in the Portfolio.

     g) Securities Transactions. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

2.  TRANSACTIONS WITH AFFILIATES

     a) Sponsor. Touchstone Advisors, Inc. ("Sponsor"), as sponsor to the Trust, pursuant to a Sponsor Agreement provides oversight of the various service providers to the Trust, including the Trust's Administrator, Custodian and Transfer Agent. The Sponsor receives a sponsor fee from each portfolio equal on an annual basis to 0.20% of average daily net assets of that Portfolio. The Sponsor Agreement may be terminated by the Sponsor or by the Trust on not less than 30 days prior written notice. The Sponsor has advised the Trust that it will waive all fees under the Sponsor Agreement through December 31, 1998.

     (b) Investment Advisor. The Portfolio Trust also has an investment advisory agreement with Touchstone Advisors, Inc. Under the terms of the investment advisory agreement, each Portfolio pays a fee that is computed daily and paid monthly. Investment advisory fees for Bond Portfolio II is equal on an annual basis to 0.55% of the average daily net assets. Investment advisory fees for the Growth & Income Portfolio II was equal to 0.75% of average daily net assets until September 17, 1997 and changed to 0.80% thereafter.

     Fort Washington Investment Advisors, Inc., an affiliate of the Advisor, is the sub-advisor for the Bond Portfolio II and was the sub-advisor for the Growth & Income Portfolio II until August 31, 1997. Scudder, Kemper Investments, Inc. became the sub-advisor for Growth & Income Portfolio II as of September 1, 1997.

     (c) Trustees. Each Trustee who is not an "interested person," (as defined in the Act), of the Portfolio Trust, receives an aggregate of $5,000 annually, plus $1,000 per meeting attended, as well as, reimbursement for reasonable out-of-pocket expenses from the Portfolio and from Select Advisors Trust A, Select Advisors Trust C and Select Advisors Variable Insurance Trust. For the year ended December 31, 1997, the Growth & Income Portfolio II incurred $4,975 in Trustee Fees and the Bond Portfolio II incurred $2,949 in Trustee Fees.

3.  EXPENSE REIMBURSEMENT

     The Sponsor has agreed to reimburse each Portfolio so that, following such reimbursement the aggregate total operating expenses (excluding interest, taxes, brokerage commission and extraordinary expenses) are not greater, on an annualized basis, than 0.85% and 0.75% of average daily net assets of Growth & Income Portfolio II and Bond Portfolio II, respectively. The sponsor has advised the Trust that it will continue to waive fees and reimburse each Portfolio as described above through December 31, 1998. For the year ended December 31, 1997, the sponsor reimbursed $190,812 and $139,681 to the Growth & Income Portfolio II and Bond Portfolio II, respectively.

4.  PURCHASES AND SALES OF INVESTMENT SECURITIES

     For the period ended December 31, 1997, the cost of investment securities purchased was $64,401,153 and $14,407,462, and the proceeds from sales of investment securities sold were $45,597,935 and $8,802,455, for Growth & Income Portfolio II and Bond Portfolio II, respectively, excluding U.S. government obligations and US government agency obligations and short-term investments. Purchases and sales of U.S. government obligations were $7,954,271 and $4,512,070, respectively, for Bond Portfolio II.

SELECT ADVISORS PORTFOLIOS
Notes to Financial Statements
--------------------------------------------------------------------------------

5.  RESTRICTED SECURITIES

     Restricted securities may be difficult to dispose of and involve time consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of December 31, 1997, Bond Portfolio II held restricted securities valued at $859,157 by the Trustees, representing 3.48% of net assets. Acquisition date and cost of each are as follows:

                                                   ACQUISITION DATE      COST
                                                   ----------------    --------
Mercantile Safe Deposit..........................      3/28/85         $ 85,838
Central America, Series F........................       8/1/86          150,000
Central America, Series G........................       8/1/86          150,000
Central America, Series H........................       8/1/86          150,000
Republic of Honduras, Series C...................       5/1/88          100,000
Republic of Honduras, Series D...................       5/1/88          100,000

     Bond Portfolio II received these securities from Western-Southern on November 21, 1994, in exchange for a proportionate interest in the Portfolio.

SELECT ADVISORS PORTFOLIOS
Report of Independent Accountants
--------------------------------------------------------------------------------

To the Investors and Trustees of
the Select Advisors Portfolios:

We have audited the accompanying statements of assets and liabilities of the Select Advisors Portfolios (consisting of Growth & Income Portfolio II and Bond Portfolio II), including the schedules of investments, as of December 31, 1997, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and supplementary data for each of the three years in the period then ended and for the period from November 21, 1994 (commencement of operations) to December 31, 1994. These financial statements and supplementary data are the responsibility of the Select Advisors Portfolios' management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Select Advisors Portfolios (consisting of Growth & Income Portfolio II and Bond Portfolio II) as of December 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the three years in the period then ended and for the period from November 21, 1994 (commencement of operations) to December 31, 1994, in conformity with generally accepted accounting principles.



                                          COOPERS & LYBRAND L.L.P.



Boston, Massachusetts
February 13, 1998

                                 DISTRIBUTOR
                         Touchstone Securities, Inc.
                               311 Pike Street
                            Cincinnati, Ohio 45202
                                (800) 669-2796

                     INVESTMENT ADVISOR OF EACH PORTFOLIO
                          Touchstone Advisors, Inc.
                               311 Pike Street
                            Cincinnati, Ohio 45202

                    ADMINISTRATOR OF THE SEPARATE ACCOUNT
                              Continuum-Vantage
                             301 West 11th Street
                         Kansas City, Missouri 64105

                                TRANSFER AGENT
                        Investors Bank & Trust Company
                                P.O. Box 9130
                         Boston, Massachusetts 02117

                ADMINISTRATOR AND CUSTODIAN OF EACH PORTFOLIO
                        Investors Bank & Trust Company
                             200 Clarendon Street
                         Boston, Massachusetts 02116

                           INDEPENDENT ACCOUNTANTS
                           Coopers & Lybrand L.L.P.
                           One International Place
                         Boston, Massachusetts 02110

                                LEGAL COUNSEL
                                Frost & Jacobs
                               2500 PNC Center
                             201 East 5th Street
                            Cincinnati, Ohio 45202




--------------------------------------------------------------------------------





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FORM 7141-9712
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